Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par or stated value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares outstanding	7,755,400	7,755,400	7,605,400